Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Valuation allowance, deferred tax asset, increase, amount	$ 983,483
Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards	79,458,888
Federal And New Jersey [Member]
Income Tax [Line Items]
Operating loss carryforwards	19,233,370
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 7,403,077
Foreign [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2017
Foreign [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2035
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	$ 1,220,115	$ 1,163,616